Schedule of Investments (continued)	iShares® Global Tech ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.2%
Afterpay Ltd.(a)	82,478	$7,320,765
Computershare Ltd.	198,376	2,514,253
		9,835,018
Brazil — 0.1%
Pagseguro Digital Ltd., Class A(a)(b)	69,947	3,911,436

Canada — 1.8%
CGI Inc.(a)	77,520	7,028,455
Constellation Software Inc.	6,886	10,429,046
Open Text Corp.	95,373	4,843,280
Shopify Inc., Class A(a)	39,206	57,337,352
		79,638,133
China — 0.4%
Xiaomi Corp., Class B(a)(c)	4,553,400	15,836,331

Finland — 0.2%
Nokia OYJ(a)	1,971,113	10,560,743

France — 1.0%
Atos SE(b)	33,949	2,067,239
Capgemini SE	55,563	10,685,509
Dassault Systemes SE	48,200	11,697,954
Edenred	86,093	4,908,740
STMicroelectronics NV , New	227,119	8,257,032
Worldline SA(a)(c)	79,454	7,445,203
		45,061,677
Germany — 1.6%
Infineon Technologies AG	454,340	18,275,035
SAP SE	379,913	53,362,456
		71,637,491
Ireland — 0.1%
Seagate Technology Holdings PLC	68,660	6,037,274

Japan — 3.4%
Advantest Corp.	69,600	6,249,161
Canon Inc.	369,900	8,360,464
FUJIFILM Holdings Corp.	139,600	10,326,001
Fujitsu Ltd.	64,900	12,142,718
Keyence Corp.	65,240	32,856,372
Kyocera Corp.	122,300	7,555,736
Murata Manufacturing Co. Ltd.	223,300	17,009,842
NEC Corp.	96,300	4,955,055
Nomura Research Institute Ltd.	129,700	4,283,551
NTT Data Corp.	222,200	3,468,721
Obic Co. Ltd.	23,500	4,370,510
Omron Corp.	71,800	5,684,897
Ricoh Co. Ltd.	240,600	2,708,202
Rohm Co. Ltd.	30,500	2,806,844
TDK Corp.	45,300	5,483,773
Tokyo Electron Ltd.	54,700	23,651,414
		151,913,261
Netherlands — 3.4%
Adyen NV(a)(c)	10,544	25,857,361
ASM International NV	13,511	4,456,293
ASML Holding NV	145,764	100,623,699
NXP Semiconductors NV	95,818	19,711,679
		150,649,032
Security	Shares	Value

South Korea — 3.6%
Samsung Electronics Co. Ltd.	1,783,918	$127,703,782
Samsung SDI Co. Ltd.	19,044	11,790,859
SK Hynix Inc.	186,772	21,080,685
		160,575,326
Spain — 0.3%
Amadeus IT Group SA(a)	155,915	10,991,479

Sweden — 0.6%
Hexagon AB, Class B	690,139	10,225,357
Sinch AB.(a)(c)	185,682	3,124,510
Telefonaktiebolaget LM Ericsson, Class B	930,359	11,698,244
		25,048,111
Switzerland — 0.3%
Logitech International SA, Registered	60,307	7,323,825
Temenos AG, Registered	23,018	3,700,708
		11,024,533
Taiwan — 4.4%
Delta Electronics Inc.	669,000	7,267,922
Hon Hai Precision Industry Co. Ltd.	4,337,378	17,414,592
MediaTek Inc.	553,000	19,070,884
Taiwan Semiconductor Manufacturing Co. Ltd.	6,577,600	141,668,535
United Microelectronics Corp.	4,015,000	7,613,654
		193,035,587
United Kingdom — 0.2%
Halma PLC	131,718	4,907,184
Sage Group PLC (The)	390,844	3,702,165
		8,609,349
United States — 77.8%
Accenture PLC, Class A	220,937	65,130,018
Adobe Inc.(a)	166,094	97,271,290
Advanced Micro Devices Inc.(a)	422,842	39,717,549
Akamai Technologies Inc.(a)	56,877	6,631,858
Amphenol Corp., Class A	207,034	14,163,196
Analog Devices Inc.	128,380	22,101,901
ANSYS Inc.(a)	30,257	10,500,994
Apple Inc.	5,450,544	746,506,506
Applied Materials Inc.	318,860	45,405,664
Arista Networks Inc.(a)	19,129	6,930,628
Autodesk Inc.(a)	76,546	22,343,777
Automatic Data Processing Inc.	147,856	29,367,159
Broadcom Inc.	141,875	67,651,675
Broadridge Financial Solutions Inc.	40,251	6,501,744
Cadence Design Systems Inc.(a)	96,920	13,260,594
CDW Corp./DE	48,930	8,545,625
Cisco Systems Inc.	1,464,313	77,608,589
Citrix Systems Inc.	43,088	5,052,930
Cognizant Technology Solutions Corp., Class A	183,262	12,692,726
Corning Inc.	270,406	11,059,605
DXC Technology Co.(a)	89,367	3,479,951
Enphase Energy Inc.(a)(b)	47,155	8,659,073
F5 Networks Inc.(a)	20,715	3,866,662
Fidelity National Information Services Inc.	215,462	30,524,502
Fiserv Inc.(a)	207,242	22,152,097
FleetCor Technologies Inc.(a)	29,059	7,440,848
Fortinet Inc.(a)	47,095	11,217,558
Gartner Inc.(a)	29,910	7,244,202
Global Payments Inc.	102,309	19,187,030
Hewlett Packard Enterprise Co.	455,201	6,636,831
HP Inc.	417,400	12,601,306

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Intel Corp.	1,403,085	$78,769,192
International Business Machines Corp.	310,472	45,512,090
Intuit Inc.	94,951	46,542,132
IPG Photonics Corp.(a)	12,377	2,608,700
Jack Henry & Associates Inc.	25,813	4,220,684
Juniper Networks Inc.	111,946	3,061,723
Keysight Technologies Inc.(a)	64,014	9,884,402
KLA Corp.	53,262	17,268,073
Lam Research Corp.	49,556	32,246,089
Mastercard Inc., Class A	303,962	110,973,487
Maxim Integrated Products Inc.	93,449	9,845,787
Microchip Technology Inc.	95,047	14,232,338
Micron Technology Inc.(a)	389,229	33,076,680
Microsoft Corp.	2,616,998	708,944,758
Monolithic Power Systems Inc.	14,930	5,575,609
Motorola Solutions Inc.	58,907	12,773,983
NetApp Inc.	77,687	6,356,350
NortonLifeLock Inc.	201,805	5,493,132
NVIDIA Corp.	216,475	173,201,648
Oracle Corp.	631,224	49,134,476
Paychex Inc.	111,043	11,914,914
Paycom Software Inc.(a)	17,139	6,229,512
PayPal Holdings Inc.(a)	408,201	118,982,428
PTC Inc.(a)	36,450	5,148,927
Qorvo Inc.(a)	39,311	7,691,197
QUALCOMM Inc.	391,950	56,021,414
salesforce.com Inc.(a)	321,757	78,595,582
ServiceNow Inc.(a)	68,611	37,705,175
Skyworks Solutions Inc.	57,124	10,953,527
StoneCo Ltd., Class A(a)	79,821	5,352,796
Synopsys Inc.(a)	53,024	14,623,489
TE Connectivity Ltd.	114,673	15,504,936
Teradyne Inc.	57,478	7,699,753
Texas Instruments Inc.	321,141	61,755,414
Trimble Inc.(a)	87,079	7,125,675
Tyler Technologies Inc.(a)	14,064	6,362,132
VeriSign Inc.(a)	34,318	7,813,865
Visa Inc., Class A	587,854	137,452,022
Western Digital Corp.(a)	106,819	7,602,308
Western Union Co. (The)	140,229	3,221,060
Security	Shares	Value

United States (continued)
Xilinx Inc.	85,377	$12,348,929
Zebra Technologies Corp., Class A(a)	18,646	9,872,871
		3,441,153,347

Total Common Stocks — 99.4%
(Cost: $2,446,180,980)		4,395,518,128

Preferred Stocks

South Korea — 0.5%
Samsung Electronics Co. Ltd., Preference Shares, NVS	285,105	18,660,133

Total Preferred Stocks — 0.5%
(Cost: $9,317,321)		18,660,133

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	14,631,117	14,639,896
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	4,012,000	4,012,000
		18,651,896
Total Short-Term Investments — 0.4%
(Cost: $18,649,570)		18,651,896

Total Investments in Securities — 100.3%
(Cost: $2,474,147,871)		4,432,830,157

Other Assets, Less Liabilities — (0.3)%		(11,606,325)

Net Assets — 100.0%		$4,421,223,832

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,633,344	$—		$(7,993,474	)(a)	$(392)	$418	$14,639,896	14,631,117	$6,750	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,912,000	100,000	(a)	—		—	—	4,012,000	4,012,000	147		—
						$(392)	$418	$18,651,896		$6,897		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
June 30, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Technology E-Mini Index	45	09/17/21	$6,690	$269,894

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,560,677,226	$834,840,902	$—	$4,395,518,128
Preferred Stocks	—	18,660,133	—	18,660,133
Money Market Funds	18,651,896	—	—	18,651,896
	$3,579,329,122	$853,501,035	$—	$4,432,830,157
Derivative financial instruments(a)
Assets
Futures Contracts	$269,894	$—	$—	$269,894

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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